Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2022
Taxes Payable
Summary of taxes payable

	December 31, 2021	December 31, 2022
	RMB	RMB
VAT payables	2,058	1,846
Withholding individual income taxes for employees	2,334	2,533
Income tax payable	450	557
Others	722	485
Total	5,564	5,421